BORROWINGS - SHORT TERM LOAN (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 29, 2018 USD ($)	Dec. 29, 2018 CNY (¥)	Oct. 11, 2018 USD ($)	Oct. 11, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Nov. 14, 2017 CNY (¥)	Sep. 07, 2017
Short-term Debt [Line Items]
Bank loan	$ 2,014,000	¥ 13,850,000					¥ 9,960,000
Other borrowing	2,014,000	13,850,000
Total	$ 2,014,000	¥ 13,850,000					¥ 9,960,000
Interest rate (as a percent)									4.90%
Jiangsu Bank (Beijing)
Short-term Debt [Line Items]
Bank loan								¥ 9,960,000
Interest rate (as a percent)								7.395%
Third-party A
Short-term Debt [Line Items]
Bank loan			$ 73,000	¥ 500,000	$ 1,723,000	¥ 11,850,000
Interest rate (as a percent)			12.00%	12.00%
Third-party B
Short-term Debt [Line Items]
Bank loan			$ 218,000	¥ 1,500,000
Interest rate (as a percent)			12.00%	12.00%